REVENUE (Details 1)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Distributors [Member]
Revenue, percentage	43.00%	82.00%	53.00%	79.00%	81.00%	71.00%
Amazon [Member]
Revenue, percentage	20.00%	10.00%	14.00%	12.00%	8.00%	13.00%
Online Sales [Member]
Revenue, percentage	7.00%	5.00%	6.00%	6.00%	6.00%	12.00%
Gold Leaf Distribution [Member]
Revenue, percentage	30.00%	2.00%	28.00%	2.00%	4.00%	0.00%
Shipping [Member]
Revenue, percentage	2.00%	4.00%	2.00%	5.00%	4.00%	4.00%
Sales Returns and Allowances [Member]
Revenue, percentage	(3.00%)	(3.00%)	(3.00%)	(3.00%)	(3.00%)	0.00%